Average Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2040 Fund	May 30, 2023
Fidelity Freedom 2040 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(18.29%)
Past 5 years	5.12%
Past 10 years	8.09%
Fidelity Freedom 2040 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(20.46%)
Past 5 years	2.85%
Past 10 years	6.14%
Fidelity Freedom 2040 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.29%)
Past 5 years	3.81%
Past 10 years	6.18%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0270
Average Annual Return:
Past 1 year	(18.14%)
Past 5 years	5.41%
Past 10 years	8.60%